Employee Benefits - Additional Information (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Cost of sales [member]
Disclosure of defined benefit plans [line items]
Labor expense	$ 433
Administrative expenses [member]
Disclosure of defined benefit plans [line items]
Labor expense		$ 468
Selling expenses [member]
Disclosure of defined benefit plans [line items]
Labor expense			$ 374
Mexican subsidiaries [member]
Disclosure of defined benefit plans [line items]
Plan asset investment for related parties, percentage	10.00%
Discount rates [member]
Disclosure of defined benefit plans [line items]
Impact on absolute terms of variation in the assumptions on net defined benefit liability	1.00%
Bottom of range [member] | Mexican Federal Government instruments [member]
Disclosure of defined benefit plans [line items]
Fund assets, percentage	30.00%